OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

October 28, 2010

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Gold & Special Minerals Fund
     Post-Effective Amendment No. 49 under the Securities Act
     and Amendment No. 47 under the Investment Company Act
     File Nos. 2-82590 and 811-3694

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended (the "Investment Company Act"), on behalf of Oppenheimer Gold & Special Minerals Fund (the “Fund”). This filing constitutes Post-Effective Amendment No. 49 under the Securities Act and Amendment No. 47 under the Investment Company Act (the “Amendment”) to the Fund's Registration Statement on Form N-1A (the “Registration Statement”).

This filing is being made to correct a technical omission of certain Class Y identifier information in connection with the filing of Amendment No. 46 made on June 29, 2010 to add Class Y shares for the Fund. Enclosed with this filing is the consent of the Fund’s Independent Registered Public Accounting Firm and a request that the Registration Statement be declared effective September 3, 2010, or if that is not possible, to a date as soon as practicable thereafter. This Amendment has been tagged to indicate paragraphs that include changes from Post-Effective Amendment No. 45 to the Registration Statement, which was filed with the Commission on October 28, 2009.

We truly appreciate the Staff’s assistance in correcting the error. Please direct any communications relating to this filing to:

Taylor V. Edwards, Esq.
Vice President & Associate Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008
212-323-0310
tedwards@oppenheimerfunds.com

Sincerely,

/s/ Taylor V. Edwards

Taylor V. Edwards

Assistant Vice President & Associate Counsel

cc:     Kathleen Ives

          Nancy Vann

          Amee Kantesaria

          Adrienne Ruffle

     Gloria LaFond